GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of basic earnings per share

The following is a summary of the earnings per share calculation for the periods presented:

	Years ended December 31,
	2015	2014	2013
	(dollars in thousands, expect per share data)
Earnings per share calculation:
Numerator – Net income available to common shareholders	$10,306	$10,242	$9,611
Denominator – Weighted average common shares outstanding	4,832,217	4,963,826	5,110,849
Net income per common share available to common shareholders	$2.13	$2.06	$1.88

Schedule of components of accumulated other comprehensive income (loss)

Amounts reclassified from AOCI and the affected line items in the statements of income during the periods presented are as follows:

	Amounts reclassified from AOCI
	Years ended
		December 31,		Affected line item in the
	December 31, 2015	2014	December 31, 2013	Statements of income
Unrealized gains on available-for-sale				Realized gain on sale of
securities	$534	$652	$829	securities
	(206)	(251)	(319)	Tax expense
	$328	$401	$510	Net reclassified amount

Amortization of defined benefit
pension items	$160	$188	$(190)
Actuarial gains (losses)	(62)	(72)	73	Tax (expense) benefit
	$98	$116	$(117)	Net reclassified amount

Total reclassifications out of AOCI	$426	$517	$393